RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2025, and 2024, a company owned by the Senior Vice President, European Operations, provided consulting services totaling $5 and $2, respectively. As of March 31, 2025, and December 31, 2024, there was $5 and $1, outstanding, respectively.

During the three months ended March 31, 2025, and 2024, a company significantly influenced by a director of a subsidiary of the Company provided professional services totaling $12 and $54, respectively. As of March 31, 2025, and December 31, 2024, there was $12 and $36 outstanding, respectively.

During the three months ended March 31, 2025, and 2024, a company controlled by a director of a subsidiary of the Company provided professional services totaling $20 and $23, respectively. As of March 31, 2025, and December 31, 2024, there was $6 and $24 outstanding, respectively.

NOTE 4 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2024, and 2023, a company owned by the Senior Vice President, European Operations, provided consulting services totaling $9 and $12, respectively. As of December 31, 2024, and 2023, there was $1 and $2, outstanding, respectively.

During the years ended December 31, 2024, and 2023, a company significantly influenced by a director of a subsidiary of the Company provided professional services totaling $100 and $135, respectively. As of December 31, 2024, and 2023, there was $36 and $5 outstanding, respectively.

During the years ended December 31, 2024, and 2023, a company controlled by a director of a subsidiary of the Company provided professional services totaling $78 and $77, respectively. As of December 31, 2024, and 2023, there was $24 and $23 outstanding, respectively.